UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Explanatory Note:

This Form N-Q/A amends Form N-Q of the registrant for the reporting period ended October 31, 2018 filed with the Securities and Exchange Commission on December 28, 2018. The purpose of the amendment is to update the Schedule of Investments at Item 1 for the Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the Fund), to reflect the Fund’s investment in a wholly-owned subsidiary on a consolidated basis, as such information was inadvertently omitted. Other than the aforementioned revision, this Form N-Q/A does not reflect events occurring after the filing of the original Form N-Q, or modify or update the disclosures therein in any way.

Item 1. Schedule of Investments

Parametric Research Affiliates Systematic Alternative Risk Premia Fund

Parametric Research Affiliates Systematic Alternative Risk Premia Fund

October 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 93.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
1.00%, 8/31/19	$1,150	$1,134,546
1.50%, 1/31/19	6,000	5,988,068
1.625%, 7/31/19(1)	7,500	7,445,947

Total U.S. Treasury Obligations (identified cost $14,553,479)		$14,568,561

Short-Term Investments — 5.6%

Other — 5.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(2)	880,606	$880,519

Total Other (identified cost $880,577)		$880,519

Total Short-Term Investments (identified cost $880,577)		$15,449,080

Total Investments — 98.9% (identified cost $15,434,056)		$15,449,080

Other Assets, Less Liabilities — 1.1%		$168,341

Net Assets — 100.0%		$15,617,421

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $7,888.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	12	Long	11/30/18	$900,480	$(129,509)
Cocoa	6	Long	12/13/18	134,040	10,595
LME Copper	3	Long	11/19/18	450,488	(12,439)
LME Copper	3	Long	12/17/18	450,075	(27)
LME Lead	2	Long	11/19/18	95,675	(3,955)
LME Nickel	2	Long	11/19/18	137,286	(11,900)
LME Nickel	2	Long	12/17/18	137,598	(15,488)
LME Primary Aluminum	2	Long	11/19/18	97,350	(4,443)
LME Zinc	2	Long	11/19/18	127,338	(6,330)
Low Sulphur Gasoil	14	Long	12/12/18	978,600	(45,665)
NY Harbor ULSD	6	Long	11/30/18	567,353	(44,196)
RBOB Gasoline	12	Long	11/30/18	882,706	(185,785)
RBOB Gasoline	1	Long	12/31/18	73,597	(4)
WTI Crude Oil	14	Long	11/19/18	914,340	(149,891)
Coffee	13	Short	12/18/18	(549,413)	(20,335)
Corn	30	Short	12/14/18	(544,875)	(2,284)
Cotton No. 2	7	Short	3/7/19	(274,050)	(29)
Feeder Cattle	2	Short	1/31/19	(150,125)	4,232
Gold	4	Short	12/27/18	(486,000)	3,114
Hard Red Winter Wheat	5	Short	12/14/18	(123,313)	23,980
Lean Hogs	6	Short	12/14/18	(140,280)	(1,282)
Live Cattle	12	Short	12/31/18	(561,360)	(12,196)
LME Copper	3	Short	11/19/18	(450,488)	(7,508)
LME Copper	4	Short	12/17/18	(600,100)	19,402
LME Lead	2	Short	11/19/18	(95,675)	5,670
LME Lead	3	Short	12/17/18	(144,225)	6,379
LME Nickel	2	Short	11/19/18	(137,286)	15,412
LME Nickel	2	Short	12/17/18	(137,598)	(26)
LME Nickel	4	Short	1/14/19	(275,784)	(52)
LME Primary Aluminum	2	Short	11/19/18	(97,350)	6,082
LME Primary Aluminum	5	Short	12/17/18	(244,813)	14,580
LME Primary Aluminum	6	Short	1/14/19	(292,275)	(54)
LME Zinc	2	Short	11/19/18	(127,338)	(8,280)
LME Zinc	2	Short	12/17/18	(125,738)	6,645
Natural Gas	4	Short	11/28/18	(130,440)	(2,935)
Silver	2	Short	12/27/18	(142,820)	12,872
Soybean	3	Short	1/14/19	(127,763)	3,646
Sugar No. 11	36	Short	2/28/19	(531,821)	(49,709)
Wheat	21	Short	12/14/18	(525,525)	26,216
Wheat	1	Short	3/14/19	(25,800)	(4)

Equity Futures
Amsterdam Exchange Index	6	Long	11/16/18	702,041	(7,059)
FTSE 100 Index	8	Long	12/21/18	725,985	(19,825)
FTSE MIB Index	7	Long	12/21/18	751,567	(80,265)
Hang Seng Index	5	Long	11/29/18	796,269	3,499

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
IBEX 35 Index	18	Long	11/16/18	$1,810,070	$(25,201)
CAC 40 Index	6	Short	11/16/18	(345,245)	490
DAX 30 Index	1	Short	12/21/18	(323,771)	689
E-mini S&P 500 Index	14	Short	12/21/18	(1,897,770)	129,934
Nikkei 225 Index	4	Short	12/13/18	(773,082)	22,940
OMX Stockholm 30 Index	22	Short	11/16/18	(367,893)	370
S&P/TSX 60 Index	19	Short	12/20/18	(2,581,154)	101,473
SPI 200 Index	7	Short	12/20/18	(720,785)	44,656

Foreign Currency Futures
Australian Dollar	22	Long	12/17/18	1,556,940	(21,556)
Canadian Dollar	21	Long	12/18/18	1,595,895	(23,780)
New Zealand Dollar	24	Long	12/17/18	1,565,520	(9,922)
Norwegian Krone	7	Long	12/17/18	1,663,340	(37,968)
British Pound Sterling	8	Short	12/17/18	(639,800)	14,803
Euro	20	Short	12/17/18	(2,838,875)	87,345
Japanese Yen	25	Short	12/17/18	(2,773,594)	9,567
Swedish Krona	3	Short	12/17/18	(657,420)	15,382
Swiss Franc	40	Short	12/17/18	(4,979,000)	209,344

Interest Rate Futures
Australia 10-Year Bond	76	Long	12/17/18	6,964,914	(5,677)
Euro-BTP	34	Long	12/6/18	4,684,370	(34,695)
Euro-OAT	23	Long	12/6/18	3,958,704	(9,409)
U.S. 10-Year Treasury Note	15	Long	12/19/18	1,776,563	(5,417)
Canada 10-Year Bond	40	Short	12/18/18	(4,015,345)	26,633
Euro-Bund	10	Short	12/6/18	(1,815,186)	476
Japan 10-Year Bond	4	Short	12/13/18	(5,339,832)	(18,176)
Long Gilt	30	Short	12/27/18	(4,693,935)	(17,215)

					$(204,065)

Abbreviations:

LME	-	London Metal Exchange

RBOB	-	Reformulated Blendstock for Oxygenate Blending

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund commenced operations on August 1, 2018.

The Fund seeks to gain exposure to commodities, in whole or in part, through investments in SARP Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) with the same investment objective and principal investment strategies as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity-related investments, and may also invest in other instruments in which the Fund is permitted to invest. The net assets of the Subsidiary at October 31, 2018 were $1,329,115 or 8.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

The Fund’s investment adviser is Eaton Vance Management (EVM). Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC, a majority-owned affiliate of Eaton Vance Corp.

Pursuant to a separate investment sub-advisory agreement, EVM has also engaged Research Affiliates, LLC, a limited liability corporation, to provide certain non-discretionary sub-advisory services such as research and portfolio modeling to the Fund.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Foreign financial futures contracts are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

The daily valuation of certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Financial and Commodities Futures Contracts: Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund periodically, typically each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund seeks to provide exposure to “risk premia” by taking long and short positions using derivative instruments to gain market exposure across four asset classes: equities, fixed income, commodities and currencies. Risk premia are the returns assets are expected to generate in excess of the return of a risk-free investment as compensation for taking risk.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts	$158,825	$(714,326)

Total		$158,825	$(714,326)

Equity Price	Futures contracts	$304,051	$(132,350)

Total		$304,051	$(132,350)

Foreign Exchange	Futures contracts	$336,441	$(93,226)

Total		$336,441	$(93,226)

Interest Rate	Futures contracts	$27,109	$(90,589)

Total		$27,109	$(90,589)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$14,568,561	$—	$14,568,561
Short-Term Investments	—	880,519	—	880,519
Total Investments	$—	$15,449,080	$—	$15,449,080
Futures Contracts	$753,782	$72,644	$—	$826,426
Total	$753,782	$15,521,724	$—	$16,275,506

Liability Description
Futures Contracts	$(898,141)	$(132,350)	$—	$(1,030,491)
Total	$(898,141)	$(132,350)	$—	$(1,030,491)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q/A has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q/A has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 7, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 7, 2019